REGULATORY REQUIREMENTS	12 Months Ended
Mar. 31, 2025
Regulatory Requirements
REGULATORY REQUIREMENTS

25.	REGULATORY REQUIREMENTS

	Minimum regulatory capital requirements	Capital level maintain ed
Capital requirement as of March 31, 2025	HK$’000	HK$’000

Bluemount Securities Limited	3,000	4,532
Bluemount Asset Management Limited[1]	100	611

	Minimum regulatory capital requirements	Capital level maintained
Capital requirement as of March 31, 2024	HK$’000	HK$’000

Bluemount Securities Limited	3,000	3,781
Bluemount Asset Management Limited[1]	100	240

The Group’s operation subsidiaries maintain a capital level greater than the minimum regulatory capital requirements and it is in compliance with the minimum regulatory capital established by the HKSFC.

[1] Bluemount Asset Management Limited is only required to file its regulatory returns for June and December of every year. The capital levels reflected for the years or periods end represented the latest submitted regulatory form information.